Derivative Financial Instruments for Hedging Purposes - Schedule of Cash Flows of the Underlying Assets Portfolio and the Cash Flow of the Liability (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inflows:
Cash inflows	$ 2,444,485	$ 2,273,618
Outflows:
Net cash flows
Cross Currency Swap [Member]
Outflows:
Cash outflows	(2,444,485)	(2,273,618)
On demands [Member]
Inflows:
Cash inflows
Outflows:
Net cash flows
On demands [Member] | Cross Currency Swap [Member]
Outflows:
Cash outflows
Up to 1 months [Member]
Inflows:
Cash inflows	2,270	1,588
Outflows:
Net cash flows
Up to 1 months [Member] | Cross Currency Swap [Member]
Outflows:
Cash outflows	(2,270)	(1,588)
Over 1 month and up to 3 months [Member]
Inflows:
Cash inflows	2,881	2,804
Outflows:
Net cash flows
Over 1 month and up to 3 months [Member] | Cross Currency Swap [Member]
Outflows:
Cash outflows	(2,881)	(2,804)
Over 3 months and up to 12 months [Member]
Inflows:
Cash inflows	41,030	306,543
Outflows:
Net cash flows
Over 3 months and up to 12 months [Member] | Cross Currency Swap [Member]
Outflows:
Cash outflows	(41,030)	(306,543)
Over 1 year and up to 3 years [Member]
Inflows:
Cash inflows	527,973	377,477
Outflows:
Net cash flows
Over 1 year and up to 3 years [Member] | Cross Currency Swap [Member]
Outflows:
Cash outflows	(527,973)	(377,477)
Over 3 years and up to 5 years [Member]
Inflows:
Cash inflows	320,395	304,794
Outflows:
Net cash flows
Over 3 years and up to 5 years [Member] | Cross Currency Swap [Member]
Outflows:
Cash outflows	(320,395)	(304,794)
Over 5 years [Member]
Inflows:
Cash inflows	1,549,936	1,280,412
Outflows:
Net cash flows
Over 5 years [Member] | Cross Currency Swap [Member]
Outflows:
Cash outflows	$ (1,549,936)	$ (1,280,412)